Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2019
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Components of Finance Costs, Net, Include Interest Expense (Income)

The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Interest expense:
Debt	39	74	77	144
Derivative financial instruments - hedging activities	-	2	1	3
Other, net	5	1	9	2
Fair value losses on financial instruments:
Cash flow hedges, transfer from equity	(10)	28	(19)	68
Net foreign exchange losses (gains) on debt	10	(28)	19	(68)
Net interest expense - debt and other	44	77	87	149
Interest expense - leases(1)	1	-	3	-
Net interest expense - pension and other post-employment benefit plans	7	7	13	14
Interest income	(15)	(3)	(31)	(4)
Net interest expense	37	81	72	159

(1)	Relates to the 2019 adoption of IFRS 16. See note 1.

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Net losses (gains) due to changes in foreign currency exchange rates	18	(5)	29	(18)
Net gains on derivative instruments	-	(9)	-	(3)
Other finance costs (income)	18	(14)	29	(21)